Nature of the Business - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (148,839)	$ (142,096)	$ (142,094)
Accumulated deficit	$ (670,179)	$ (521,340)